Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	92 Months Ended	106 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000174138 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select U.S. Equity ETF — Net Asset Value (NAV)
Average Annual Return, Percent	16.45%	15.25%		11.82%
C000174139 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Financial ETF — Net Asset Value (NAV)
Average Annual Return, Percent	21.22%	20.98%		11.76%
C000174140 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select Worldwide ETF — Net Asset Value (NAV)
Average Annual Return, Percent	21.31%	12.47%		11.01%
C000198594 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Davis Select International ETF — Net Asset Value (NAV)
Average Annual Return, Percent	21.89%	8.09%	6.21%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	21.45%	17.63%		15.24%
MSCI ACWI [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI
Average Annual Return, Percent	22.64%	14.60%		12.10%
MSCI ACWI ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA
Average Annual Return, Percent	24.93%	11.18%	6.72%
Russell 1000 Value Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index
Average Annual Return, Percent	11.15%	14.27%		9.49%
S And P 500 Financials Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Average Annual Return, Percent	14.25%	19.20%		11.65%